April 19, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Definitive Proxy Materials for Harbor Funds (the “Trust”)

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 101(a) of Regulation S-T are definitive proxy materials consisting of the cover sheet required by Rule 14a-6(m), a notice of meeting, a proxy statement and a form of proxy to be provided or made available to shareholders of Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund, Harbor Global Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Money Market Fund, Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (each a “Fund” and, collectively, the “Funds”), each a series of the Trust, in connection with the special meeting of shareholders of the Funds to be held on June 25, 2013. The Trust intends to hold joint shareholder meetings because the shareholders of each Fund are being asked to consider and vote on the same proposals.

The special meeting of shareholders to which the enclosed proxy materials relate is being held to consider the following matters: (i) to approve a new investment advisory agreement between each of the Funds and Harbor Capital Advisors, Inc., the Funds’ current investment adviser (“Harbor Capital”), as a result of a proposed transaction involving the sale of Harbor Capital’s parent company, and (ii) to approve an Amended and Restated Declaration of Trust for Harbor Funds.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

U.S. Securities and Exchange Commission

April 19, 2013

Pursuant to Rule 14a-6(d) under the Exchange Act, please be advised that the Trust intends to release the definitive proxy materials on or about April 29, 2013 to the shareholders of record of the Funds as of the record date.

The Trust has received verbal comments from Ms. Amy Miller and Mr. John Ganley of the staff of the Division of Investment Management of the Securities and Exchange Commission (the “Commission”) on the preliminary proxy materials filed with the Commission on April 5, 2013. Set forth below are the staff’s verbal comments together with the Trust’s responses.

COMMENT 1 (Proposal 1 – Page 18 – Approval of Amendments to Advisory Agreements)

The new advisory agreements would contain new language delineating that only material amendments to the agreement would require both Board of Trustee and shareholder approval. Please explain whether this language is consistent with Section 15(a) of the Investment Company Act of 1940 (the “Investment Company Act”).

Response:

Comment No. 1 is accepted. Section 15(a) of the Investment Company Act does not address the subject of amendments to advisory agreements. Nevertheless, the Commission staff have permitted amendments to be effected without shareholder approval provided the amendment is not so significant as to effectively constitute a new agreement that has not been approved by shareholders. Specifically, the staff have permitted amendments that involve immaterial wording changes or advisory fee reductions where the quality and quantity of services will be maintained (see, e.g., Gartmore Mutual Funds, et al., SEC No-Action Letter (pub. avail. March 19, 2004) (staff would not recommend enforcement action under Section 15(a) against certain investment advisers if the investment advisory agreements were amended to adopt lower base fees and implement fulcrum fees such that the rate of the advisory fee that would be paid a fund would never exceed the current rate of the advisory fee that is paid by that fund with each amended agreement being entered into in accordance with the provisions of Section 15); R.O.C. Taiwan Fund, SEC No-Action Letter (pub. avail. Feb. 11, 2000) (staff would not recommend enforcement action under Section 15(a) if the investment adviser to a closed-end fund amended the fund’s management and advisory agreement and custodial agreement without shareholder approval to reduce the amount of compensation paid to the adviser and to its custodian in light of the fact that the permanent amendment of the advisory agreement would not decrease or modify the nature or level of services that the adviser and the custodian provide to the fund and the advisory agreement would be amended to reflect the fee reduction in accordance with the provisions of Section 15(a) other than the shareholder approval requirement); Franklin Templeton Group of Funds, SEC No-Action Letter (pub. avail. July 23, 1997) (staff would not recommend enforcement action under Section 15(a) if certain funds amend their investment management agreements without shareholder approval to remove certain fund administration responsibilities and transfer them to separate fund administration agreements with one or more affiliated administrators such that the combined fees payable by a fund under the proposed advisory and administration agreements would not exceed the fee payable under its existing management agreement); Washington Mutual Investors Fund, Inc., SEC No-Action Letter (pub. avail. May 14, 1993) (staff would not recommend enforcement action under Section 15(a) if an open-end fund permanently amended its existing investment advisory agreement to reduce the compensation paid to the investment adviser without soliciting shareholder approval in light of the fact that the investment adviser would not reduce the quality or quantity of its services and that its obligations would remain the same in all respects and the amended agreement would require approval of a majority of the fund’s directors, including a majority of the directors who are not interested persons)).

U.S. Securities and Exchange Commission

April 19, 2013

While we believe that the proposed language in the new advisory agreements for the Funds is, thus, consistent with Section 15(a) and the staff’s views of that section, in order to address the staff’s concerns regarding the current wording in the proposed new advisory agreements for the Funds, we will revise the language in each Fund’s advisory agreement to read as follows (changes marked):

“Amendment of this Agreement: No provisions of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective until approved by vote of the Trustees, including a majority of the Trustees who are not interested persons of you or of the Trust, cast in person at a meeting called for the purpose of voting on such approval and [ADD: , if required by the Investment Company Act,] [DELETE: no material amendment of this Agreement shall be effective] until [ADD: also] approved by vote of the holders of a majority of the outstanding voting securities of the Fund [DELETE: and by the Trustees, cast in person at a meeting called for the purpose of voting on such approval].”

COMMENT 2 (Proposal 1 – Page 17 – Allocation of Charges and Expenses in Advisory Agreements)

The new advisory agreements contain language stating that the Funds could bear the expenses of and fees for registering Harbor Funds as a broker or a dealer. Please explain the origin of this language.

Response:

Comment No. 2 is accepted. The cited language – which is unchanged from the language of the existing advisory agreements – is historical language that would permit the Trust to serve as its own underwriter and register as a broker-dealer if it could not rely on the so-called issuer’s exemption under the Exchange Act. The Trust has historically contracted with an affiliated entity that acts as the principal underwriter for the Funds, and the Trust has no intention of serving as its own underwriter or registering as a broker-dealer.

COMMENT 3 (Proposal 1 – Page 22 – Section 15(f) of the Investment Company Act)

Please explain how ORIX’s agreement in the Sale and Purchase Agreement (“SPA”) to take “reasonable efforts” to ensure that Rabobank and applicable Robeco entities are entitled to the protection afforded by Section 15(f) of the Investment Company Act is consistent with the provisions of that section, which contains no such “reasonable efforts” qualification, and revise the language in the proxy statement to state that the Funds will ensure compliance with Section 15(f).

Response:

The Trust respectfully declines to accept Comment No. 3. The disclosure cited by the comment is intended merely to describe, in factual terms, the provision of the SPA, and thus the agreement of the parties to the SPA, on this subject.

Section 15(f) of the Investment Company Act provides to an investment adviser or controlling person thereof that receives compensation or other benefit in connection with the sale of its business involving a registered investment company a non-exclusive “safe harbor” from liability to the extent arising from a claim that the transfer of the advisory relationship constituted a sale of the investment adviser’s “fiduciary office” in violation of its fiduciary duty. The application of the safe harbor is subject to its conditions being met, which includes that there may not be imposed an “unfair burden” on the investment company for a period of time as a result of the transaction.

U.S. Securities and Exchange Commission

April 19, 2013

The decision to utilize the Section 15(f) safe harbor is entirely voluntary. While the parties to the sale transaction, ORIX and Rabobank, have agreed as described, the Funds can neither alter the terms of the SPA, as the Funds are not a party to the SPA, nor necessarily control compliance with the provisions of the safe harbor. If a condition of the safe harbor is not satisfied, the safe harbor would not be available.

For these reasons, the Trust does not believe that it is appropriate for the Trust to make any further statements in the proxy statement other than the factual description of the SPA provision as set forth in the current disclosure.

COMMENT 4 (Proposal 2 – Page 23 – Approval of Amended and Restated Declaration of Trust)

Please explain why it is appropriate to present the Amended and Restated Declaration of Trust, which reflects several differences from the current instrument, in a single proposal in light of the requirements of Rule 14a-4 of the Exchange Act, the Division of Corporation Finance’s September 2004 Interim Supplement to the Manual of Publicly Available Telephone Interpretations, and the recent decision by the U.S. District Court for the Southern District of New York in the case Greenlight Capital LP, et al., v. Apple Inc. As the staff believes that material amendments to the Trust’s Declaration of Trust should be unbundled and presented as separate proposals in the proxy statement, please either (i) separate into different proposals any material amendments; or (ii) reduce to one the material amendments to be set forth in a single-proposal Amended and Restated Declaration of Trust and revise the proposal as set forth in the proxy statement and proxy card to specifically highlight (in the proposal and its text) the material amendment contained therein.

Response:

Comment No. 4 is accepted in part and not accepted in part. In preparing the preliminary proxy statement, the Funds noted that a number of other fund companies have historically presented amended and restated declarations of trust or articles of incorporation to their shareholders as a single proxy proposal (see, e.g., Artisan definitive proxy statement dated September 26, 2012; Invesco definitive proxy statement dated June 13, 2012; Principal definitive proxy statement dated January 25, 2012; MassMutual definitive proxy statement dated November 4, 2011; Oppenheimer definitive proxy statement dated March 16, 2009; Transamerica definitive proxy statement dated August 27, 2007; Fidelity Beacon Street Trust definitive proxy statement dated September 17, 2001; and Fidelity Union Street Trust definitive proxy statement dated July 17, 2000). In addition, as the Funds considered the limited amendments that were being proposed to the Trust’s Declaration of Trust, the Funds viewed the changes as all being related to the administration of the Trust’s affairs and, therefore, appropriate to be presented to shareholders as a single proxy proposal. The Funds also were cognizant of the fact that multiple proposals relating to approval of an Amended and Restated Declaration of Trust could unnecessarily clutter and lengthen the proxy statement and detract from its main purpose, which is the approval of the new investment advisory agreements for the Funds under Proposal 1.

As part of its consideration of this issue, the Trust reviewed the requirements of Rule 14a-4 of the Exchange Act, the Division of Corporation Finance’s September 2004 Interim Supplement to the Manual of Publicly Available Telephone Interpretations, and the recent decision by the U.S. District Court for the Southern District of New York in the case Greenlight Capital LP, et al., v. Apple Inc., and was comfortable in its conclusion that the amended and restated Declaration of Trust could be presented to the Funds’ shareholders as a single proposal.

U.S. Securities and Exchange Commission

April 19, 2013

That said, the Funds are sensitive to the staff’s view that material amendments to a declaration of trust or articles of incorporation should be unbundled and presented to shareholders as individual proposals. Accordingly, as discussed with the staff, the Funds will revise Proposal 2 such that it seeks approval of an amended and restated Declaration of Trust that omits the amendments relating to dollar-based voting, and contains only: (i) the proposed amendments that would permit consolidation and liquidation of Funds and share classes without shareholder approval, and (ii) the other less significant changes referenced under “Certain Other Changes” and marked in the document itself.

With respect to the comment that we add specific language to the proxy statement and the proxy card highlighting in the proposal the material amendment contained therein, we respectfully disagree with this comment. Adding language to the proposal title stating that the proposal would involve an amendment to permit the Board to consolidate one Fund or share class with another Fund or share class or liquidate a Fund or share class, in each case without obtaining shareholder approval, would oversimplify the amendment that is being proposed. Such language would suggest that the Board does not already have authority to merge and/or liquidate a Fund currently without shareholder approval. Under the current Declaration of Trust, the Board has this authority provided it makes a determination that a Fund is no longer economically viable (subject, of course, in the case of a consolidation that involved an affiliated fund, to the shareholder approval provision of Rule 17a-8 of the Investment Company Act). This is an important distinction that would be lost if the proposal title and proxy card were to be revised in accordance with the staff’s suggestion. In addition, such a specific reference to that one change could suggest it is the only change, when in fact, as discussed, there are a number of other less significant changes reflected in Exhibit E.

For these reasons, we believe that Proposal 2 in the proxy statement and in the proxy card as currently drafted is appropriate.

COMMENT 5 (Part 4 – Page 29 – Information on Proxy Voting and the Meeting)

Please review and explain why the Trust believes the current description of broker non-votes and their effect on Proposal 1 in the proxy statement is accurate.

Response:	Comment No. 5 is accepted. The relevant language has been revised to read as follows:

“Shares of Harbor Funds represented in person or by proxy, including shares which abstain or do not vote with respect to a proposal, will be counted for purposes of determining whether there is a quorum at the Meeting. An abstention from voting has the same effect as a vote against Proposal 1, but has no effect on the voting in determining whether Proposal 2 has been adopted by a majority of the Funds’ shares voting at the Meeting.

If a broker or nominee holding shares in “street name” indicates on the proxy card that it does not have discretionary authority to vote on a proposal, those shares will not be considered as voting on that proposal. Thus, a “broker non-vote” (i) has the same effect as a vote “against” Proposal 1 in determining whether that proposal has been adopted as to a Fund, and (ii) has no effect on the voting in determining whether Proposal 2 has been adopted by a majority of the Funds’ shares voting at the Meeting.”

U.S. Securities and Exchange Commission

April 19, 2013

We note that because both proposals in the proxy statement are considered non-routine under the rules of the New York Stock Exchange, it is unlikely that any broker non-votes will be present in our situation.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4425.

Sincerely,

/s/ Erik D. Ojala

Erik D. Ojala
Vice President and Secretary

cc:	Christopher P. Harvey, Esq.
Dechert LLP

David G. Van Hooser
Charles F. McCain, Esq.
Harbor Funds